GENERAL (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended										12 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended				1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2013 Shagrir Systems Limited [Member]	Dec. 31, 2012 Pointer Romania [Member]	Dec. 31, 2011 Pointer Romania [Member]	Sep. 30, 2008 Pointer Romania [Member]	Dec. 31, 2013 Pointer Argentina [Member]	Dec. 31, 2013 Pointer Mexico [Member]	Dec. 31, 2013 Pointer Brazil [Member] USD ($)	Feb. 28, 2012 Car2go Ltd. [Member] ILS	Dec. 31, 2013 Car2go Ltd. [Member]	Dec. 31, 2012 Rider [Member] USD ($)	Dec. 31, 2012 Rider [Member] ILS	Dec. 31, 2013 Rider [Member]	Dec. 31, 2011 Native Nehoray Limited [Member] USD ($)	Dec. 31, 2012 T.M.C. Transportation Limited [Member] USD ($)	Dec. 31, 2012 T.M.C. Transportation Limited [Member] ILS	Nov. 30, 2011 T.M.C. Transportation Limited [Member] USD ($)	Nov. 11, 2011 K.S. Operation Centers for Vehicles Ltd. [Member] USD ($)
Impairment of goodwill			$ 6,216															$ 348
Impairment of intangible assets			520
Percentage of share capital held, parent					54.48%				93.00%	74.00%	48.80%		58.46%
Percentage of share capital held, other						65.00%	50.00%			26.00%			51.00%			33.00%		51.00%	51.00%
Percentage of share capital transferred							15.00%				51.20%
Percentage of share capital after transfer											100.00%
Contingent ownership percentage													62.30%
Loan for business acquisition	685	12									1,200						4,779			2,500	12,000
Cash paid for business acquisition											4,300	3,000					1,293				3,125
Number of shares acquired												3,087
Interest rate on related party loan								2.00%			6.00%									4.00%
Goodwill	4,894	304
Impairment loss on loan														489	1,750
Interest expense, related party																			1,000
Loss from sale of subsidiaries		248	110	393
Gain from obtaining control in a subsidiary previously accounted for by the equity method	(3,299)
Other general and administrative	$ 403